Schedule of Investments

ARK Space & Defense Innovation ETF

October 31, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.2%

Aerospace & Defense - 48.3%
AeroVironment, Inc.*	120,398	$44,536,424
Airbus SE (France)	21,500	5,288,449
Archer Aviation, Inc., Class A*	2,724,913	30,573,524
BWX Technologies, Inc.	46,871	10,012,114
Elbit Systems Ltd. (Israel)	12,915	6,157,226
HEICO Corp.	17,641	5,605,780
Intuitive Machines, Inc.*	533,602	6,365,872
Kratos Defense & Security Solutions, Inc.*	520,646	47,170,528
L3Harris Technologies, Inc.	130,882	37,837,986
Lockheed Martin Corp.	5,817	2,861,266
Rocket Lab Corp.*	774,171	48,757,290
Thales SA (France)	38,929	11,078,726
Total Aerospace & Defense		256,245,185

Air Freight & Logistics - 0.9%
JD Logistics, Inc. (China)*(a)	3,087,225	5,029,794

Broadline Retail - 3.3%
Amazon.com, Inc.*	71,895	17,558,197

Chemicals - 0.0%(b)
Solstice Advanced Materials, Inc.*	5,859	264,065

Diversified Telecommunication - 4.2%
Iridium Communications, Inc.	1,162,005	22,252,396

Electronic Equipment, Instruments & Comp onents - 5.0%
Teledyne Technologies, Inc.*	11,415	6,013,651
Trimble, Inc.*	258,707	20,631,883
Total Electronic Equipment, Instruments & Components		26,645,534

Health Care Providers & Services - 1.7%
Strata Critical Medical, Inc.*	1,819,933	9,154,263

Hotels, Restaurants & Leisure - 1.0%
DoorDash, Inc., Class A*	21,081	5,362,374

Household Durables - 1.3%
Garmin Ltd.	31,225	6,680,277

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	26,039	5,242,432

Interactive Media & Services - 1.9%
Alphabet, Inc., Class C	36,647	10,327,858

Machinery - 5.8%
Deere & Co.	44,143	20,377,733
Komatsu Ltd. (Japan)	311,475	10,441,113
Total Machinery		30,818,846

Passenger Airlines - 3.0%
Joby Aviation, Inc.*	907,266	15,731,992

Semiconductors & Semiconductor Equipment - 14.8%
Advanced Micro Devices, Inc.*	95,343	24,419,249
NVIDIA Corp.	66,574	13,480,569
Teradyne, Inc.	223,971	40,708,969
Total Semiconductors & Semiconductor Equipment		78,608,787

Investments	Shares	Value

Software - 7.0%
Dassault Systemes SE (France)	179,073	$5,083,818
Palantir Technologies, Inc., Class A*	131,047	26,270,992
Synopsys, Inc.*	12,327	5,594,239
Total Software		36,949,049
Total Common Stocks
(Cost $368,386,865)		526,871,049
EXCHANGE - TRADED FUND–0.6%

Equity Fund - 0.6%
The 3D Printing ETF†
(Cost $5,545,976)	142,696	3,329,098

MONEY MARKET FUND–0.2%
Goldman Sachs Financial Square Treasury
Obligations Fund, 3.94% (c)
(Cost $975,046)	975,046	975,046

Total Investments–100.0%
(Cost $374,907,887)		531,175,193
Liabilities in Excess of Other Assets–(0.0)%(b)		(96,435)
Net Assets–100.0%		$531,078,758

†	Affiliated security
*	Non-income producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of October 31, 2025.

Schedule of Investments (continued)

ARK Space & Defense Innovation ETF

October 31, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)		Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025(a)
Exchange - Traded Fund — 0.6%
Equity Fund — 0.6%
The 3D Printing ETF
3,569,495	–	(505,590)	(371,767)	636,960	–			–	142,696	3,329,098
$3,569,495	$–	$(505,590)	$(371,767)	$636,960	$–	$		$–	142,696	$3,329,098

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of October 31, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2025, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$526,871,049	$–	$–	$526,871,049
Exchange - Traded Fund	3,329,098	–	–	3,329,098
Money Market Fund	975,046	–	–	975,046
Total	$531,175,193	$–	$–	531,175,193

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.